Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Net income		€ 778	€ 5,055	€ 3,222
Adjustments to reconcile profit (loss) [abstract]
Non-monetary items and reclassified items for presentation		14,592	10,310	12,221
Operating taxes and levies		1,926	1,924	1,827
Gains (losses) on disposal of fixed assets, investments and activities		(2,507)	(228)	(277)
Other gains and losses		(28)	(23)	(9)
Depreciation and amortization of fixed assets		7,074	7,134	7,110
Depreciation and amortization of financed assets		84	55	14
Depreciation and amortization of right-of-use assets		1,481	1,384	1,275
Changes in provisions		803	(504)	(484)
Reclassification of cumulative translation adjustment from liquidated entities		0		(12)
Impairment of goodwill		3,702		54
Impairment of fixed assets		17	30	(73)
Impairment of right-of-use assets		91	57	33
Share of profits (losses) of associates and joint ventures		(3)	2	(8)
Operational net foreign exchange and derivatives		30	(11)	9
Finance costs, net		782	1,314	1,261
Income tax		962	(848)	1,447
Share-based compensation		179	23	55
Changes in working capital and operating banking activities	[1]	(177)	(640)	(934)
Decrease (increase) in inventories, gross		(126)	72	69
Decrease (increase) in trade receivables, gross		64	(488)	(45)
Increase (decrease) in trade payables		36	(122)	(85)
Changes in other customer contract assets and liabilities		140	(41)	(60)
Changes in other assets and liabilities	[2]	(292)	(62)	(813)
Other net cash out		(3,956)	(2,028)	(4,319)
Operating taxes and levies paid		(1,880)	(1,929)	(1,939)
Dividends received		12	6	17
Interest paid and interest rates effects on derivatives, net	[3]	(1,134)	(1,264)	(1,318)
Adjustments for current tax of prior periods		0	2,246
Income tax paid		(954)	(1,086)	(1,079)
Net cash provided by operating activities		11,236	12,697	10,190
Cash flows from (used in) investing activities [abstract]
Purchases and sales of property, plant and equipment and intangible assets		(8,580)	(7,176)	(7,582)
Purchases of property, plant and equipment and intangible assets	[4]	(8,749)	(8,546)	(8,422)
Increase (decrease) in fixed assets payables		(72)	958	179
Investing donations received in advance		24	39	32
Sales of property, plant and equipment and intangible assets	[5]	217	374	628
Cash paid for investment securities, net of cash acquired		(211)	(49)	(559)
Investments in associates and joint ventures		(3)	(7)	(2)
Purchases of equity securities measured at fair value		(76)	(67)	(44)
Proceeds from sales of investment securities, net of cash transferred		891	1	(16)
Other proceeds from sales of investment securities at fair value		95
Other decrease (increase) in securities and other financial assets		(1,908)	(1,716)	1,711
Investments at fair value, excluding cash equivalents		936	1,568	(2,025)
Others	[6]	972	148	314
Net cash used in investing activities		(5,976)	(5,564)	(9,370)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances		2,523	2,694	8,351
Medium and long-term debt redemptions and repayments	[7]	(4,572)	(3,476)	(4,650)
Repayments of lease liabilities		(1,625)	(1,398)	(1,429)
Increase (decrease) of bank overdrafts and short-term borrowings		1,143	(413)	(945)
including redemption of subordinated notes reclassified in 2019 as short-term borrowings			(500)
Purchases of treasury shares		(188)		(34)
Purchases of treasury shares - Orange Vision 2020 free share award plan				(27)
Decrease (increase) of cash collateral deposits		988	(747)	590
Exchange rates effects on derivatives, net		201	37	26
Subordinated notes issuances (purchases) and other related fees		(311)	(12)	419
Coupon on subordinated notes		(238)	(280)	(276)
Proceeds (purchases) from treasury shares		(199)	7	(34)
o/w
Capital increase (decrease) - non-controlling interests		5	2	79
Changes in ownership interests with no gain / loss of control		(403)	(3)	(7)
Dividends paid to owners of the parent company		(2,127)	(1,595)	(1,857)
Dividends paid to non-controlling interests		(218)	(226)	(243)
Net cash used in financing activities		(4,834)	(5,410)	24
Net change in cash and cash equivalents		427	1,724	844
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		8,145	6,481	5,634
Cash change in cash and cash equivalents		427	1,724	844
Non-cash change in cash and cash equivalents		50	(59)	3
o/w effect of exchange rates changes and other non-monetary effects		50	(59)	3
Cash and cash equivalents in the closing balance		8,621	8,145	6,481
Orange Concessions
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred		758
Swiatlowod Inwestycje
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred		132
Investments securities, BT Shares [member]
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred				543
Other investment securities [member]
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred		95	18	1
Telekom Roumania Communications [Member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		(206)
SecureLink [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired				(371)
SecureData [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired				(95)
Other business combinations [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		€ (5)	€ (49)	€ (93)

[1]	Operating banking activities mainly include transactions with customers and credit institutions. They are presented in changes in other assets and liabilities.
[2]	Excluding operating tax receivables and payables
[3]	Including interests paid on lease liabilities for (120) million euros in 2021, (131) million euros in 2020 and (104) million euros in 2019 and interests paid on financed asset liabilities for (1) million euro in 2021, 2020 and 2019.
[4]	Acquisitions of financed assets for 40 million euros in 2021, 241 million euros in 2020 and 144 million euros in 2019 have no effect to the net cash used in investing activities.
[5]	Including proceeds from sale and lease-back transactions for 10 million euros in 2021, 227 million euros in 2020 and 381 million euros in 2019.
[6]	Includes the reimbursement in 2021 of loans granted to Orange Concessions and its subsidiaries for approximately 663 million euros, of which 620 million euros reimbursed by Orange Concessions and 43 million euros by the HIN consortium (see Note 3.2), the reimbursement in 2020 of 97 million euros received by Orange in the context of the dispute with Digicel (see Note 18). In 2019, mainly included net repayments of debt securities of Orange Bank for 277 million euros.
[7]	Including TDIRA buy-backs (see Note 13.4)